Stock Options Awards and Grants	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options Awards and Grants

11.	STOCK OPTIONS AWARDS AND GRANTS

A summary of the stock option activity and related information for the 2016 Incentive Stock Option Plan from December 31, 2018 to March 31, 2019 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	955,000	0.29	3.40	461,251
Grants	15,000	1.15	4.81	-
Exercised	-	-	-	-
Canceled	(1,500)	0.05	-	(629)
Outstanding at March 31, 2019	968,500	$0.28	3.49	$460,622
Exercisable at March 31, 2019	531,250	$0.28	3.49	$258,090

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s weighted average grant date stock price of $0.3958 per share, which would have been received by the option holders had those option holders exercised their options as of that date. It also includes options granted at exercise prices of $2.00, $1.50, $1.00 and $1.15, which were equal to the closing sales price of the Company’s common stock on the dates of grant.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value.

The Company accounts for the expected life of options based on the contractual life of options for non-employees. For incentive options granted to employees, the Company accounts for the expected life in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options. The fair value of stock-based payment awards was estimated using the Black-Scholes pricing model.

As of March 31, 2019, there was $48,076 of unrecognized compensation expense. As of March 31, 2018, there was $93,218 of unrecognized compensation expense.

14.	STOCK OPTIONS AWARDS AND GRANTS

A summary of the stock option activity and related information for the Company’s 2016 Incentive Stock Option Plan from December 31, 2017 to December 31, 2018 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2015	-
Grants	1,000,000	$0.01	5.00	$387,450
Exercised	-
Canceled	-
Outstanding at December 31, 2016	1,000,000	$0.01	3.19	$387,450
Grants	150,000	1.83	4.35	165,477
Exercised	(100,000)	0.01	-	(38,745)
Canceled	-
Outstanding at December 31, 2017	1,050,000	$0.27	3.35	514,182
Exercisable at December 31, 2017	-	$-	-	$-
Outstanding at December 31, 2017	1,050,000	$0.27	3.35	$514,182
Grants	30,000	0.03	4.89	-
Exercised	(100,000)	0.01	-	(38,475)
Canceled	(25,000)	0.03	-	(14,456)
Outstanding at December 31, 2018	955,000	0.29	3.40	461,251
Exercisable at December 31, 2018	106,250	$0.26	2.98	$120,063

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s weighted average grant date stock price of $0.3958 per share, which would have been received by the option holders had those option holders exercised their options as of that date. It also includes options granted at exercise prices of $2.00, $1.50, and $1.00, which were equal to the closing sales price of the Company’s common stock on the dates of grant.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value.

The Company accounts for the expected life of options based on the contractual life of options for non-employees. For incentive options granted to employees, the Company accounts for the expected life in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options. The fair value of stock-based payment awards was estimated using the Black-Scholes pricing model.

As of December 31, 2018, there was $56,745 of unrecognized compensation expense. At December 31, 2017, there was $110,366 of unrecognized compensation expense.